Note 4 - Receivables	12 Months Ended
Mar. 31, 2019
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]
4.	Receivables:

		March 31, 2019	March 31, 2018
	Notes	$	$
Sales tax receivables		618	470
Government assistance and tax credits receivable	8	872	282
Interest receivable		80	-
Other receivables		16	7
Total receivables		1,586	759